BUSINESS COMBINATIONS - Merger with EJF Acquisition Corp - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 08, 2024	Jun. 22, 2022 USD ($) vote founder $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 21, 2022 ₪ / shares
Business Acquisition [Line Items]
Preferred share, par or stated value per share (in New Israeli Shekel per share) | ₪ / shares						₪ 0.01
Common share, par value (in dollars per share) | $ / shares		$ 120.00
Number of founders | founder		3
PIPE financing, gross proceeds received | $		$ 350,000	$ 11,865	$ 27,892	$ 0
Number of shares of common stock issued (in shares) | shares		2,916,666
Gross proceeds resulting from the transaction | $		$ 350,000
Payments of reverse recapitalization transaction costs | $		57,300
Reverse recapitalization, warrant transaction costs | $		$ 1,200
Reverse share split	0.0833	0.0054
Public Warrants
Business Acquisition [Line Items]
Warrants outstanding (in shares) | shares		798,611
Warrant purchase price (in dollars per share) | $ / shares		$ 138
Private Placement Warrants
Business Acquisition [Line Items]
Warrants outstanding (in shares) | shares		430,555
Warrant purchase price (in dollars per share) | $ / shares		$ 138
Common Class A
Business Acquisition [Line Items]
Number of votes per share | vote		10
Number of shares converted per common share (in shares) | shares		1
Common Class A | EJF Acquisition Corp. (EJFA)
Business Acquisition [Line Items]
Common share, par value (in dollars per share) | $ / shares		$ 0.0001
Number of shares converted per common share (in shares) | shares		1
Common Class B
Business Acquisition [Line Items]
Number of votes per share | vote		1
Common Class B | EJF Acquisition Corp. (EJFA)
Business Acquisition [Line Items]
Common share, par value (in dollars per share) | $ / shares		$ 0.0001